Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit/(loss) for the year	£ 408	£ (2,335)	£ 823
Items that may be reclassified to the income statement
Currency translation adjustment disposed	(51)		(10)
Attributable tax	9	(5)	5
Fair value gain on other financial assets	13
Attributable tax	(4)
Items that are not reclassified to the income statement
Attributable tax	(42)	58	(24)
Other comprehensive (expense)/income for the year	(155)	690	20
Total comprehensive (expense)/income for the year	253	(1,645)	843
Attributable to:
Equity holders of the company	251	(1,648)	845
Non-controlling interest	2	3	(2)
Total comprehensive (expense)/income for the year	253	(1,645)	843
Group [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(158)	910	(85)
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	175	(268)	110
Associates [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(104)	3	16
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	£ 7	£ (8)	£ 8